Geographic Information (Details) - Schedule of long-lived assets by geographic region - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	$ 29,955	$ 17,489
U.S [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	1,676	1,782
Israel [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	27,073	15,253
EMEA [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	352	258
Asia Pacific [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	$ 154	$ 196